Employee Benefits and Private Pension Plan - Sensitivity analysis (Detail) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Discount rate [Member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 24,196
Change in assumptions	1.00%
Increase in liability	R$ 24,293
Wage growth rate [member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 3,002
Change in assumptions	1.00%
Increase in liability	R$ 2,258
Medical services growth rate [Member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 19,218
Change in assumptions	1.00%
Increase in liability	R$ 23,522